Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Company's Restricted Assets
The following table details the forms and value of Company’s material restricted assets as at December 31, 2023 and 2022:

	As at December 31, 2023	At December 31, 2022
	($ in millions, except percentages)
Regulatory trusts and deposits:
Affiliated transactions	$660.8	$707.1
Third party	2,714.4	2,817.7
Letters of credit / guarantees(1)	172.0	471.3
Total restricted assets (excluding illiquid assets)	3,547.2	3,996.1
Other investments — illiquid assets	209.3	221.3
Total restricted assets and illiquid assets	$3,756.5	$4,217.4

Total as percent of cash and invested assets (2)	50.2%	59.4%

(1)As at December 31, 2023, the Company had pledged funds of $172.0 million (December 31, 2022 — $471.3 million) as collateral for the secured letters of credit.
(2)Investable assets comprise total investments, cash and cash equivalents, accrued interest, receivables for securities sold and payables for securities purchased.